Nov. 02, 2015
LOOMIS SAYLES EMERGING MARKETS OPPORTUNITIES FUND

Supplement dated November 2, 2015 to the Prospectus of the Loomis Sayles Emerging Markets Opportunities Fund, dated April 1, 2015, as may be revised or supplemented from time to time.

Effective immediately, the following information is amended and restated in order to reflect the reduced maximum sales charge on purchases of Class A shares of 4.25%.

The Example table within the section “Fund Fees & Expenses” with respect to Class A shares is amended and restated as follows:

If shares are redeemed:	1 year	3 years	5 years	10 years
Class A	$550	$903	$1,279	$2,334

LOOMIS SAYLES STRATEGIC ALPHA FUND

MCDONNELL INTERMEDIATE MUNICIPAL BOND FUND

Supplement dated November 2, 2015 to the Prospectus of the Loomis Sayles Strategic Alpha Fund and the McDonnell Intermediate Municipal Bond Fund, dated May 1, 2015, as may be revised or supplemented from time to time.

Loomis Sayles Strategic Alpha Fund

Effective immediately, the following information is amended and restated in order to reflect the reduced maximum sales charge on purchases of Class A shares of 4.25%.

The Example table within the section “Fund Fees & Expenses” with respect to Class A shares is amended and restated as follows:

If shares are redeemed:	1 year	3 years	5 years	10 years
Class A	$532	$760	$1,005	$1,708

The Average Annual Total Returns table within the section “Investments, Risks and Performance” with respect to Class A shares is amended and restated as follows:

Annual Fund Annual Total Returns

(for the periods ended December 31, 2014)	Past 1 Year	Life of Fund (12/15/10)
Class A - Return Before Taxes[1]	-2.14%	1.70%
Return After Taxes on Distributions[1]	-3.42%	0.64%
Return After Taxes on Distributions and Sale of Fund Shares[1]	-1.15%	0.90%

[1]	The maximum sales charge on purchases of Class A shares was reduced from 4.50% to 4.25% on November 2, 2015. The Fund’s returns for Class A shares for all periods have been restated to reflect the current maximum applicable sales charge of 4.25%.

McDonnell Intermediate Municipal Bond Fund

Effective immediately, the following information is amended and restated in order to reflect the reduced maximum sales charge on purchases of Class A shares of 3.00%.

The Example table within the section “Fund Fees & Expenses” with respect to Class A shares is amended and restated as follows:

If shares are redeemed:	1 year	3 years	5 years	10 years
Class A	$369	$583	$862	$1,659

The Average Annual Total Returns table within the section “Investments, Risks and Performance” with respect to Class A shares is amended and restated as follows:

Annual Fund Total Returns

(for the periods ended December 31, 2014)	Past 1 Year	Life of Fund (12/31/12)
Class A - Return Before Taxes[1]	2.85%	0.06%
Return After Taxes on Distributions[1]	2.85%	0.06%
Return After Taxes on Distributions and Sale of Fund Shares[1]	2.13%	0.29%

[1]	The maximum sales charge on purchases of Class A shares was reduced from 3.50% to 3.00% on November 2, 2015. The Fund’s returns for Class A shares for all periods have been restated to reflect the current maximum applicable sales charge of 3.00%.